ESTIMATION OF FAIR VALUE - Sensitivity analysis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Weighted average cost of capital, measurement input [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
+100 bps	$ (788,000)	$ (675,517)
-100 bps	1,232,537	1,029,057
Growth rate
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
+100 bps	700,340	596,031
-100 bps	$ (483,643)	$ (420,953)